Cover	Aug. 29, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) is being filed to amend the Current Report on Form 8-K of CleanCore Solutions, Inc. (the “Company”), dated September 5, 2025 (the “Original Form 8-K”), to correct an error in the disclosure of the total net proceeds received from the private placement offering described in the Original Form 8-K (the “Offering”). In the Offering, the Company raised an aggregate of $175,000,420, consisting of $148,650,530 in cash gross proceeds and $26,349,890 in cryptocurrency gross proceeds. However, in the Original Form 8-K, the Company inadvertently reported net proceeds of approximately $123,687,255, as it failed to include (i) the gross proceeds received in cryptocurrency and (ii) certain investment amount directly settled with the Company in its calculation of net proceeds. The correct net proceeds received from the Offering, after deducting placement agent fees and other offering expenses, were approximately $164,257,145. This Form 8-K/A amends and restates Item 1.01 in its entirety to reflect the correct net proceeds amount and to clarify that net proceeds are calculated by deducting all offering expenses from the total gross proceeds, which include both cash and cryptocurrency received. Other than the correction to the net proceeds amount and related clarification, the remainder of the Original Form 8-K remains unchanged.
Document Period End Date	Aug. 29, 2025
Entity File Number	001-42033
Entity Registrant Name	CLEANCORE SOLUTIONS, INC.
Entity Central Index Key	0001956741
Entity Tax Identification Number	88-4042082
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5920 S. 118th Circle
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68137
City Area Code	877
Local Phone Number	860-3030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, par value $0.0001 per share
Trading Symbol	ZONE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false